Note 11 - Stock Incentive Plan (Details Textual)							11 Months Ended	12 Months Ended
	Nov. 12, 2024 shares	Nov. 10, 2023 shares	Nov. 03, 2022 shares	Nov. 19, 2021 shares	Nov. 05, 2020 shares	May 31, 2018 shares	Nov. 30, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								60,100	59,100	58,600
Share-Based Payment Arrangement, Expense | $								$ 954,087	$ 797,984	$ 788,725
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)								750	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares								$ 14.63
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $								$ 918,929	$ 884,727	$ 817,470
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $								1,164,319	$ 791,881	$ 919,772
May 2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)						150,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)						5 years
May 2018 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards					15
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					44,900
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 15 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			29,600	27,700	27,100
May 2018 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			29,000	21,950	17,800
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				49,650
Number of Key People Issued Awards				21
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			58,600
Number of Key People Issued Awards			30
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 30 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
November 2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)							200,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)							5 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $								$ 1,124,504
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)								10 months 25 days
November 2022 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	29,600	29,600
November 2022 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	30,500	29,500
November 2022 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		59,100
Number of Key People Issued Awards		31
November 2022 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	60,100
Number of Key People Issued Awards	32
November 2022 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
November 2022 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%